Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
We are a small biotechnology company and have yet to generate any significant revenues or become profitable. In addition, our stock price often fluctuates, and our stock price volatility is subject to financial, economic and market conditions that may be outside of our control. We have not established any financial performance measures to link executive compensation actually paid to our PEO and Other NEOs to company performance. For fiscal year ending December 31, 2024, we revised the balance sheet classification of the liability related to the sale of future royalties, net to adjust for an immaterial reclassification of the presentation of this liability between long term and short term. This financial adjustment did not impact total liabilities for the periods presented in our financial statements, and no financial performance measures were established for compensation recovery.
	The compensation that we pay to our PEO and Other NEOs reflects our primary compensation objectives of attracting and retaining key executive officers critical to our long-term success, recognizing and rewarding overall company performance and each executive officer’s individual performance and level of responsibility and continuing to align our executive officers’ incentives with stockholders’ interests. Cash compensation, including annual cash bonus incentives, is a basic element of our executive officers’ total compensation. In addition, a significant portion of our executive officers’ realizable compensation is tied to the performance of our company and our stock price. We believe stock-based compensation aligns our executive officers’ interest and our stockholders’ interest in incentivizing our executive officers to achieve performance objectives and to create long-term stockholder value. If our executive officers are unable to create long-term stockholder value and the price of our stock declines, then the realizable value of such executive officer’s long-term stock-based compensation also declines. Consistent with its pay-for-performance philosophy, the compensation committee may elect to decrease any executive officer’s compensation, or take other corrective or remedial steps, for non-performance.
Named Executive Officers, Footnote	James E. Dentzer, our chief executive officer, was PEO for all years in the table. For fiscal years 2024 and 2023, Other NEOs were Jonathan B. Zung, who began serving as our chief development officer in May 2023, and Diantha Duvall, our chief financial officer. For fiscal year 2022, Other NEOs were William E. Steinkrauss, our chief financial officer until August 4, 2022, Ms. Duvall and Robert E. Martell, our chief scientific officer, who ceased serving as an executive officer in May 2023 when he stopped acting as our head of research and development and began serving as our chief scientific officer at 20% time commitment.
PEO Total Compensation Amount	$ 1,973,386	$ 1,662,978	$ 2,994,100
PEO Actually Paid Compensation Amount	$ 860,609	2,419,423	2,263,686
Adjustment To PEO Compensation, Footnote	The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.
Non-PEO NEO Average Total Compensation Amount	$ 1,083,785	947,968	1,108,602
Non-PEO NEO Average Compensation Actually Paid Amount	$ 629,306	$ 923,594	115,985
Compensation Actually Paid vs. Total Shareholder Return
The following charts are a comparison, for the past three years, of executive compensation actually paid to our PEO and the average executive compensation actually paid to the Other NEOs as compared to our (1) cumulative total shareholder return, or TSR, and (2) net loss.

Compensation Actually Paid vs. Net Income
The following charts are a comparison, for the past three years, of executive compensation actually paid to our PEO and the average executive compensation actually paid to the Other NEOs as compared to our (1) cumulative total shareholder return, or TSR, and (2) net loss.

Total Shareholder Return Amount	$ 97	$ 92	93
Net Income (Loss)	$ (43,389,000)	$ (47,413,000)	$ (56,672,000)
PEO Name	James E. Dentzer
Additional 402(v) Disclosure	The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (922,838)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,247
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,181)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,005)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(367,751)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,513
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,875)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,366)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0